NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Dissaggregation of Revenues (Details - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2023	Aug. 31, 2023	Aug. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	$ 171,001	$ 177,286	$ 885,289	$ 357,286	$ 948,000	$ 2,928,000
Revenue Not from Contract with Customer	111,905	121,153	199,364	177,965	525,222
Total revenue	385,253	298,439	1,187,000	535,251	1,473,222	2,928,000
Consulting Services [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	102,347		102,347
N F T Licenses [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	171,001	177,286	228,000	357,286	698,000	122,000
Theatre Admissions [Member]
Disaggregation of Revenue [Line Items]
Revenue Not from Contract with Customer	77,518	79,756	135,342	115,918	345,057
Food And Beverage Sales [Member]
Disaggregation of Revenue [Line Items]
Revenue Not from Contract with Customer	$ 34,387	$ 41,397	64,022	62,047	180,165
Copyright Sales [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax			531,800		$ 250,000	$ 2,806,000
Embedded Marketing Service [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax			$ 125,489